CHANGE IN PRESENTATION CURRENCY - Disclosure of consolidated statements of operations and comprehensive loss (Details) $ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
General and Administrative Expenses
Depreciation - Property, plant and equipment	$ (467,703)		$ (302,470)
Depreciation - Right-of-use assets	(460,254)		(305,389)
Compensation and benefits	(2,428,809)		(2,061,723)
Corporate development and marketing	(303,034)		(613,724)
Office and site administration expenses	(1,586,233)		(713,011)
Professional fees	(295,971)		(416,906)
Regulatory fees	(225,448)		(257,825)
Stock-based compensation	(1,863,085)		(1,693,886)
Total General and Administrative Expenses	(7,630,537)		(6,364,934)
Exploration and Evaluation Expenses	(24,072,394)		(12,774,217)
Operating Loss	(31,702,931)		(19,139,151)
Other Income (Expense)
Interest income	39,725		203,887
Lease interest expenses	(76,345)		(68,785)	$ (66,671)
Financing interest expenses	(37,410)		(21,847)
Rent income - sublease	71,797		48,026
Reclamation accretion expenses	(787,859)		(704,349)
Gain on equipment sold	6,800		15,550
Foreign exchange loss	(455,046)		(582,755)
Total Other Income (Expense)	(1,230,714)		(1,110,273)
Net loss	(32,933,645)		(20,249,424)
Other Comprehensive Income (Loss)
Foreign exchange translation	30,385		(1,948,973)
Presentation currency translation difference	450,366		2,406,085
Other Comprehensive Income (Loss)	480,751		457,112
Comprehensive Loss	$ (32,452,894)		$ (19,792,312)
Net Loss Per Share
- basic and diluted | $ / shares	$ (0.58)		$ (0.41)
Weighted Average Number of Shares (000's
- basic and diluted (000's) | shares	57,032	49,844	49,844
Previously reported [Member]
General and Administrative Expenses
Depreciation - Property, plant and equipment		$ (405,750)
Depreciation - Right-of-use assets		(409,665)
Compensation and benefits		(2,765,702)
Corporate development and marketing		(823,281)
Office and site administration expenses		(956,466)
Professional fees		(559,259)
Regulatory fees		(345,860)
Stock-based compensation		(2,272,266)
Total General and Administrative Expenses		(8,538,249)
Exploration and Evaluation Expenses		(17,135,991)
Operating Loss		(25,674,240)
Other Income (Expense)
Interest income		273,504
Lease interest expenses		(92,271)
Financing interest expenses		(29,307)
Rent income - sublease		64,425
Reclamation accretion expenses		(944,850)
Gain on equipment sold		20,860
Foreign exchange loss		(781,738)
Total Other Income (Expense)		(1,489,377)
Net loss		(27,163,617)
Other Comprehensive Income (Loss)
Foreign exchange translation		170,070
Presentation currency translation difference		0
Other Comprehensive Income (Loss)		(170,070)
Comprehensive Loss		$ (27,333,687)
Net Loss Per Share
- basic and diluted | $ / shares		$ (0.54)
Weighted Average Number of Shares (000's
- basic and diluted (000's) | shares		49,844	49,844